UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------
Check here if Amendment [  ]; Amendment Number:
                                               -------

This Amendment (Check only one.):             [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arrowgrass Capital Partners LLP
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Address:   Level 34, Tower 42
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           25 Old Broad Street
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           London, United Kingdom
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           EC2N 1HQ
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Simon Henry Kenner
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Title:  Chief Executive Officer
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Phone:  +44 20 3100 1000
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Signature,  Place,  and  Date  of  Signing:

/s/ Simon Henry Kenner           London, United Kingdom          2/14/2011
----------------------------  --------------------------------  ----------
     [Signature]                     [City, State]                [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               4

Form 13F Information Table Value Total:  $      582,012
                                         --------------
                                           (thousands)


List of Other Included Managers:  None




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                              SHRS OR   SH/  PUT/  INVESTMENT      OTHER         VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP     VALUE     PRN AMT   PRN  CALL  DISCRETION     MANAGERS     SOLE    SHARED  NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- -------- -----
DEUTSCHE BANK AG         NAMEN AKT      D18190898   34,665     666,000   SH          SOLE                   666,000
DEUTSCHE BANK AG         NAMEN AKT      D18190898  201,956   3,880,000   SH  CALL    SOLE                 3,880,000
DEUTSCHE BANK AG         NAMEN AKT      D18190898  181,916   3,495,000   SH  PUT     SOLE                 3,495,000
SPDR S&P 500 ETF TR      TR UNIT        78462F103  163,475   1,300,000   SH  PUT     SOLE                 1,300,000